Financial obligations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Financial obligations [Line Items]
Disclosure Of Detailed Information About Financial Obligation Explanatory [Text Block]
(a)	This caption is made up as follow:

	2022	2021
	US$(000)	US$(000)
Compañía de Minas Buenaventura S.A.A.
Bonds -
Senior Notes at 5.50% due 2026 (b)	541,980	540,017

Financial obligations (c) -
BBVA Banco Continental	—	61,667
Banco de Crédito del Perú	—	66,667
CorpBanca New York Branch	—	61,666
Banco Internacional del Perú	—	30,000
ICBC Perú Bank	—	40,000
Banco de Sabadell, Miami Branch	—	15,000
	—	275,000
Debt issuance costs	—	6,284
	—	281,284
Sociedad Minera El Brocal S.A.A. (d)
Banco de Crédito del Perú – Financial obligation	97,136	118,722
Debt issuance costs	(160)	(611)
	96,976	118,111
Empresa de Generación Huanza S.A. (e)
Banco de Crédito del Perú – Finance lease	86,625	113,096
Debt issuance costs	—	(312)
	86,625	112,784
Lease liabilities (h)
Finance lease	12,953	5,779

Total financial obligations	738,534	1,057,975

Classification by maturity:
Current portion	35,071	179,417
Non-current portion	703,463	878,558
Total financial obligations	738,534	1,057,975

Disclosure of reconciliation of liabilities arising from financing activities [text block]
(g)	Below is presented the movement of the debt excluding interest:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Beginning balance	1,057,975	531,653	571,688
Bonds -
Senior Notes bonds issue	—	550,000	—
Debt issuance costs	—	(10,700)	—
Amortization of debt issuance costs in results, note 29(a)	1,963	717	—

Financial obligations -
Payments	(323,057)	(21,585)	(38,994)
Reversal of the amortized cost of the syndicated loan, note 29(a)	(8,855)	—	—
Amortization of debt issuance costs in results, note 29(a)	2,820	885	976
Effect of amortized cost, note 29(a)	515	8,837	(361)
Increase (reduction) of debt restructuring costs	—	225	(1,992)

Lease obligations -
Additions	11,712	2,972	5,213
Accretion expense, note 29(a)	99	176	180
Payments	(4,638)	(5,205)	(4,080)
Disposals	—	—	(977)
Final balance	738,534	1,057,975	531,653

Schedule of lease liabilities

	2022	2021
	US$(000)	US$(000)

Buildings (j)	8,814	2,532
Transportation units (i)	2,719	2,386
Machinery and equipment	1,420	861

	12,953	5,779
Classification by maturity:
Current portion	3,639	4,098
Non-current portion	9,314	1,681
	12,953	5,779

Schedule of Future minimum rentals payable

	2022	2021
	US$(000)	US$(000)

Less than 1 year (2023)	1,313	1,470
Between 1 and 5 years (2024-2027)	3,264	757
More than 5 years (since 2028)	4,238	—
	8,815	2,227

Summary of minimum future rents payable
(f)	The long-term portion of the financial obligations held by the Group matures as follows:

	2022	2021
	US$(000)	US$(000)

Between 1 and 2 years (Year 2024)	105,986	108,606
Between 2 and 5 years (Year 2025 to 2027)	601,419	774,153
More than 5 years (since 2028)	4,238	—
	711,643	882,759
Debt issuance costs	(8,180)	(4,201)

	703,463	878,558

Sociedad Minera Cerro Verde S.A.A.
Disclosure of Financial obligations [Line Items]
Summary of minimum future rents payable

The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes, accruals and benefits to employees, as of December 31, 2022 and 2021:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2022
Trade accounts payable (see Note 8)	—	316,460	2,923	1,017	—	320,400
Accounts payable - related parties (see Note 4)	—	1,740	1,434	—	—	3,174
Lease liabilities (see Note 10)	—	1,036	5,992	45,033	11,064	63,125
Other accounts payable (see Note 9)	—	15,293	45,339	—	—	60,632

Total	—	334,529	55,688	46,050	11,064	447,331
As of December 31, 2021
Trade accounts payable (see Note 8)	—	234,640	277	638	—	235,555
Accounts payable - related parties (see Note 4)	—	3,426	—	—	—	3,426
Senior unsecured credit facility (see Note 10)	—	—	324,695	—	—	324,695
Lease liabilities (see Note 10)	—	1,257	6,360	41,085	21,418	70,120
Other accounts payable (see Note 9)	—	66,818	6,417	—	—	73,235

Total	—	306,141	337,749	41,723	21,418	707,031